Income Taxes - Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations | $	$ 6,248		$ 0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, January 1		€ (83,738)		€ (74,069)
Gross increases – tax positions in prior period		(8,145)		(10,185)
Gross decreases – tax positions in prior period		1,987		12,743
Gross increases – tax positions in current period		(10,690)		(12,227)
Effect of changes in exchange rates		(2,120)		0
Total liability for unrecognized tax benefits		€ (96,458)		€ (83,738)